Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Deferred tax assets	$ 3,349	$ 3,324	$ 3,098
United States
Deferred tax assets and liabilities
Deferred tax assets	1,030
France
Deferred tax assets and liabilities
Deferred tax assets	999
Australia
Deferred tax assets and liabilities
Deferred tax assets	571
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	5	2	2
Year 2
Deferred tax assets and liabilities
Deferred tax assets	6	5	2
Year 3
Deferred tax assets and liabilities
Deferred tax assets	6	4	8
Year 4
Deferred tax assets and liabilities
Deferred tax assets	4	5	3
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	560	216	1,201
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	455
Year 5 and after | France
Deferred tax assets and liabilities
Deferred tax assets	6
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	2,768	$ 3,092	$ 1,882
Unlimited | United States
Deferred tax assets and liabilities
Deferred tax assets	575
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	993
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	$ 571